Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

May 31, 2019

STP-QTLY-0719
1.804842.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.5%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	$13,309	$13,275
3.6% 2/17/23	14,110	14,473
Verizon Communications, Inc.:
2.946% 3/15/22	2,835	2,872
3.125% 3/16/22	25,000	25,429
5.15% 9/15/23	4,540	5,017
		61,066
Entertainment - 0.3%
The Walt Disney Co. 4.5% 2/15/21 (a)	20,000	20,687
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	11,035	11,117
4.464% 7/23/22	18,225	18,893
Comcast Corp.:
3.125% 7/15/22	7,344	7,471
3.3% 10/1/20	15,200	15,361
3.45% 10/1/21	15,185	15,508
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.3426% 9/20/19 (b)(c)	9,726	9,740
		78,090

TOTAL COMMUNICATION SERVICES		159,843

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 2.5%
American Honda Finance Corp. 3.15% 1/8/21	4,523	4,577
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	20,200	20,660
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,740
2.2% 5/5/20 (a)	15,650	15,574
2.3% 1/6/20 (a)	12,000	11,976
2.3% 2/12/21 (a)	15,000	14,885
3.35% 5/4/21 (a)	15,000	15,149
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,083
2.65% 4/13/20	8,943	8,936
3.15% 1/15/20	2,000	2,003
3.55% 4/9/21	6,966	7,025
4.2% 3/1/21	6,000	6,097
4.2% 11/6/21	10,250	10,448
		138,153
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,085	9,130
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	8,106	8,067

TOTAL CONSUMER DISCRETIONARY		155,350

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.218% 11/15/21 (b)(c)	13,680	13,682
Diageo Capital PLC 3% 5/18/20	12,050	12,094
		25,776
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	15,100	15,067
Food Products - 0.6%
Conagra Brands, Inc. 3.8% 10/22/21	15,000	15,340
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.141% 4/16/21 (b)(c)	10,000	10,000
3.2% 4/16/21	2,089	2,112
Tyson Foods, Inc. 2.65% 8/15/19	6,460	6,458
		33,910
Tobacco - 2.0%
Altria Group, Inc.:
3.49% 2/14/22	4,288	4,366
4.75% 5/5/21	11,317	11,746
BAT Capital Corp. 2.297% 8/14/20	37,620	37,439
BAT International Finance PLC 2.75% 6/15/20 (a)	15,080	15,075
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	11,300	11,311
3.75% 7/21/22 (a)	10,100	10,260
Philip Morris International, Inc.:
2.625% 2/18/22	4,058	4,072
2.875% 5/1/24	11,050	11,098
Reynolds American, Inc. 3.25% 6/12/20	7,781	7,819
		113,186

TOTAL CONSUMER STAPLES		187,939

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp. 4.85% 3/15/21	10,045	10,376
Cenovus Energy, Inc. 3% 8/15/22	9,635	9,592
Devon Energy Corp. 3.25% 5/15/22	17,745	17,967
Energy Transfer Partners LP:
3.6% 2/1/23	6,333	6,402
4.2% 9/15/23	3,227	3,336
Enterprise Products Operating LP:
2.55% 10/15/19	7,751	7,742
2.8% 2/15/21	4,353	4,363
EQT Corp. 2.5% 10/1/20	5,508	5,479
Kinder Morgan Energy Partners LP 3.5% 9/1/23	6,194	6,308
Kinder Morgan, Inc. 3.05% 12/1/19	9,592	9,601
MPLX LP 4.5% 7/15/23	1,905	1,999
Petroleos Mexicanos:
3.5% 1/30/23	4,460	4,289
4.875% 1/24/22	14,300	14,499
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 3.1206% 2/26/21 (b)(c)	11,467	11,467
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,460	10,625
Schlumberger Investment SA 3.3% 9/14/21 (a)	10,050	10,197
TransCanada PipeLines Ltd. 2.125% 11/15/19	12,200	12,167
Western Gas Partners LP 5.375% 6/1/21	19,500	20,095
Williams Partners LP 3.6% 3/15/22	17,824	18,128
		184,632
FINANCIALS - 21.8%
Banks - 11.0%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 3.0015% 1/19/21 (a)(b)(c)	4,000	4,005
3.4% 8/27/21 (a)	17,426	17,685
Bank of America Corp.:
2.369% 7/21/21 (b)	10,000	9,969
2.625% 10/19/20	22,200	22,209
3.004% 12/20/23 (b)	30,000	30,183
3.124% 1/20/23 (b)	5,000	5,032
Barclays Bank PLC 2.65% 1/11/21	12,000	11,973
Barclays PLC:
2.75% 11/8/19	14,000	13,980
3.25% 1/12/21	6,858	6,870
BPCE SA:
2.75% 12/2/21	5,000	5,011
3.145% 7/31/20 (a)	10,110	10,178
Citigroup, Inc.:
2.05% 6/7/19	21,921	21,920
2.45% 1/10/20	20,150	20,128
2.75% 4/25/22	10,000	10,006
3.142% 1/24/23 (b)	12,100	12,171
Citizens Bank NA:
2.25% 3/2/20	12,000	11,966
2.45% 12/4/19	1,240	1,239
2.55% 5/13/21	10,093	10,062
Compass Bank 3.5% 6/11/21	8,067	8,175
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,216
Danske Bank A/S 3.875% 9/12/23 (a)	12,600	12,646
Fifth Third Bancorp 2.875% 7/27/20	7,135	7,163
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.1196% 5/18/21 (b)(c)	12,000	12,006
3.262% 3/13/23 (b)	12,415	12,513
Huntington National Bank:
3 month U.S. LIBOR + 0.550% 3.1151% 2/5/21 (b)(c)	10,000	10,024
3.25% 5/14/21	12,000	12,137
ING Bank NV:
3 month U.S. LIBOR + 0.690% 3.2818% 10/1/19 (a)(b)(c)	5,200	5,212
2.7% 8/17/20 (a)	3,116	3,122
ING Groep NV 3.15% 3/29/22	20,350	20,606
JPMorgan Chase & Co.:
2.55% 10/29/20	4,750	4,753
2.75% 6/23/20	11,500	11,520
3.207% 4/1/23 (b)	10,000	10,115
3.514% 6/18/22 (b)	31,000	31,499
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0551% 5/7/21 (b)(c)	12,150	12,144
Mitsubishi UFJ Financial Group, Inc.:
2.95% 3/1/21	7,065	7,111
3.218% 3/7/22	10,800	10,982
3.535% 7/26/21	12,000	12,231
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.7483% 9/13/21 (b)(c)	18,000	18,229
Regions Financial Corp.:
2.75% 8/14/22	11,481	11,502
3.2% 2/8/21	6,820	6,871
Royal Bank of Canada:
2.125% 3/2/20	15,000	14,971
2.15% 10/26/20	20,000	19,922
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	10,550	10,904
SunTrust Bank 2.25% 1/31/20	25,000	24,934
The Toronto-Dominion Bank 2.5% 12/14/20	9,901	9,922
Wells Fargo & Co. 2.6% 7/22/20	17,500	17,518
Wells Fargo Bank NA 3.325% 7/23/21 (b)	10,000	10,075
Westpac Banking Corp. 2.15% 3/6/20	12,400	12,366
ZB, National Association 3.5% 8/27/21	11,022	11,202
Zions Bancorp NA 3.35% 3/4/22	4,455	4,516
		618,694
Capital Markets - 3.6%
Credit Suisse Group AG 3.574% 1/9/23 (a)	10,000	10,118
Deutsche Bank AG 2.7% 7/13/20	27,000	26,732
Deutsche Bank AG New York Branch 3.15% 1/22/21	6,717	6,635
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 3.4083% 12/13/19 (b)(c)	15,000	15,049
2.876% 10/31/22 (b)	20,000	19,978
2.905% 7/24/23 (b)	5,000	5,007
3% 4/26/22	25,200	25,280
IntercontinentalExchange, Inc. 2.75% 12/1/20	7,267	7,286
Moody's Corp.:
2.75% 12/15/21	3,971	3,989
3.25% 6/7/21	5,919	6,003
Morgan Stanley:
2.625% 11/17/21	14,942	14,862
2.65% 1/27/20	12,000	11,999
3.737% 4/24/24 (b)	10,000	10,305
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.009% 11/1/21 (b)(c)	15,000	15,034
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	15,188
UBS AG Stamford Branch 2.375% 8/14/19	9,006	9,002
		202,467
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	4,127	4,253
4.45% 12/16/21	3,073	3,169
4.875% 1/16/24	3,343	3,534
American Express Co. 2.75% 5/20/22	12,000	12,046
American Express Credit Corp.:
2.2% 3/3/20	10,275	10,257
2.25% 5/5/21	9,000	8,949
2.6% 9/14/20	16,520	16,549
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.2528% 7/30/21 (a)(b)(c)	10,085	10,060
3 month U.S. LIBOR + 0.950% 3.5761% 6/1/21 (a)(b)(c)	10,963	10,997
Capital One Financial Corp. 2.5% 5/12/20	17,000	16,969
Ford Motor Credit Co. LLC:
2.425% 6/12/20	10,000	9,928
2.597% 11/4/19	10,000	9,990
2.681% 1/9/20	9,933	9,917
3.157% 8/4/20	10,200	10,189
3.336% 3/18/21	25,885	25,773
4.14% 2/15/23	6,000	5,985
Hyundai Capital America 2% 7/1/19 (a)	9,125	9,120
John Deere Capital Corp.:
2.35% 1/8/21	10,000	10,002
3.125% 9/10/21	10,000	10,145
Synchrony Financial:
3% 8/15/19	3,284	3,284
4.375% 3/19/24	13,403	13,779
		214,895
Diversified Financial Services - 1.3%
AIG Global Funding 3.35% 6/25/21 (a)	10,000	10,131
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	1,614	1,616
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,043	1,081
Brixmor Operating Partnership LP 3.875% 8/15/22	13,088	13,380
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.9646% 3/17/20 (a)(b)(c)	10,800	10,803
3 month U.S. LIBOR + 0.650% 3.2646% 9/17/21 (a)(b)(c)	5,000	5,001
3.2% 9/17/20 (a)	10,300	10,371
GE Capital International Funding Co. 2.342% 11/15/20	19,866	19,669
		72,052
Insurance - 2.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,112
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 3.1526% 9/20/21 (a)(b)(c)	11,959	11,949
American International Group, Inc. 2.3% 7/16/19	25,278	25,273
Aon Corp. 5% 9/30/20	9,135	9,427
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	13,491	13,469
2.75% 1/30/22	6,461	6,479
3.5% 12/29/20	6,346	6,439
Metropolitan Life Global Funding I 2.05% 6/12/20 (a)	15,230	15,156
Protective Life Global Funding 2.161% 9/25/20 (a)	15,172	15,116
Unum Group 5.625% 9/15/20	7,900	8,203
		115,623

TOTAL FINANCIALS		1,223,731

HEALTH CARE - 4.9%
Biotechnology - 0.3%
AbbVie, Inc. 2.5% 5/14/20	15,888	15,864
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories 2.9% 11/30/21	6,090	6,150
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (b)(c)	10,524	10,527
2.404% 6/5/20	16,230	16,171
Boston Scientific Corp. 3.45% 3/1/24	4,235	4,335
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.3753% 3/19/21 (b)(c)	8,625	8,613
		45,796
Health Care Providers & Services - 1.4%
Cigna Corp. 3.4% 9/17/21 (a)	9,182	9,311
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.3206% 3/9/21 (b)(c)	12,000	12,048
3.35% 3/9/21	13,655	13,793
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	6,967	7,112
Express Scripts Holding Co.:
2.6% 11/30/20	2,683	2,676
4.75% 11/15/21	4,763	4,993
Humana, Inc. 2.5% 12/15/20	7,580	7,551
UnitedHealth Group, Inc. 3.35% 7/15/22	10,000	10,248
WellPoint, Inc. 3.125% 5/15/22	12,140	12,276
		80,008
Pharmaceuticals - 2.4%
Actavis Funding SCS:
3% 3/12/20	15,452	15,470
3.45% 3/15/22	11,000	11,063
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	15,000	15,127
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	15,000	15,074
2.6% 5/16/22 (a)	11,049	11,127
GlaxoSmithKline Capital PLC 3.125% 5/14/21	12,280	12,433
Mylan NV 2.5% 6/7/19	9,478	9,477
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,106
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	20,000	19,941
2.4% 9/23/21	5,816	5,764
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	5,380	5,365
2.2% 7/21/21	10,000	9,227
Zoetis, Inc. 3.45% 11/13/20	1,708	1,728
		133,902

TOTAL HEALTH CARE		275,570

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.4%
Northrop Grumman Corp. 2.08% 10/15/20	11,340	11,261
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,135
United Technologies Corp. 3.35% 8/16/21	3,120	3,175
		19,571
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	15,450	15,445
3.4% 4/19/21	8,454	8,537
		23,982
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	11,453	11,603
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	323	323
Machinery - 0.4%
Caterpillar Financial Services Corp. 2.65% 5/17/21	11,200	11,251
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.9109% 9/15/21 (b)(c)	11,271	11,271
		22,522
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/20	6,030	6,005
2.5% 3/1/21	6,552	6,529
3.5% 1/15/22	10,200	10,354
International Lease Finance Corp. 5.875% 8/15/22	12,000	12,978
		35,866

TOTAL INDUSTRIALS		113,867

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.8%
Amphenol Corp. 2.2% 4/1/20	15,000	14,954
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	17,439	18,539
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.0485% 6/5/20 (b)(c)	13,393	13,414
		46,907
IT Services - 0.5%
IBM Corp. 2.8% 5/13/21	15,000	15,068
The Western Union Co. 4.25% 6/9/23	10,000	10,466
		25,534
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	8,263	8,274

TOTAL INFORMATION TECHNOLOGY		80,715

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,696	6,859
The Mosaic Co. 3.25% 11/15/22	3,784	3,825
		10,684
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,590
3.4% 10/1/20	9,129	9,218
Washington Prime Group LP 3.85% 4/1/20	9,340	9,282
		23,090
UTILITIES - 3.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 2.15% 11/13/20	7,619	7,574
Duke Energy Corp. 1.8% 9/1/21	3,796	3,734
Edison International 2.125% 4/15/20	15,000	14,857
Eversource Energy 2.5% 3/15/21	7,387	7,376
Exelon Corp.:
2.85% 6/15/20	6,843	6,850
3.497% 6/1/22 (b)	10,555	10,749
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.9651% 5/6/22 (b)(c)	11,654	11,658
ITC Holdings Corp. 2.7% 11/15/22	7,621	7,600
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.2588% 3/27/20 (b)(c)	3,420	3,417
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	11,080	11,169
Virginia Electric & Power Co. 2.75% 3/15/23	6,000	6,039
		91,023
Gas Utilities - 0.3%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.9249% 11/29/19 (b)(c)	12,200	12,176
3 month U.S. LIBOR + 0.550% 3.1466% 3/12/20 (b)(c)	3,037	3,029
		15,205
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	1,671	1,665
Multi-Utilities - 1.6%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	11,369	11,354
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,263
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(c)	6,389	5,878
1.6% 8/15/19	4,062	4,052
NiSource Finance Corp. 2.65% 11/17/22	10,351	10,288
NiSource, Inc. 3.65% 6/15/23	3,297	3,400
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	6,045
Sempra Energy:
1.625% 10/7/19	10,647	10,606
2.4% 2/1/20	15,050	15,014
WEC Energy Group, Inc.:
3.1% 3/8/22	8,697	8,764
3.375% 6/15/21	12,513	12,699
		91,363

TOTAL UTILITIES		199,256

TOTAL NONCONVERTIBLE BONDS
(Cost $2,600,164)		2,614,677

U.S. Treasury Obligations - 23.9%
U.S. Treasury Notes:
1.125% 2/28/21	$566,476	$558,072
1.75% 11/30/21	370,000	368,511
1.875% 7/31/22	65,000	64,957
2.125% 12/31/22	70,000	70,539
2.125% 3/31/24	100,000	100,871
2.5% 12/31/20	88,471	89,110
2.625% 6/30/23	90,000	92,496
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,324,231)		1,344,556

U.S. Government Agency - Mortgage Securities - 0.8%
Fannie Mae - 0.8%
3% 3/1/30 (d)	34,343	34,883
3.5% 9/1/29	5,253	5,444
4.5% 7/1/20	0	0
5.5% 11/1/34	4,615	5,098
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		45,426

Freddie Mac - 0.0%
4% 4/1/26	827	856
5% 4/1/20	7	7
8.5% 5/1/26 to 7/1/28	68	77

TOTAL FREDDIE MAC		940

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	495	558
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $46,644)		46,924

Asset-Backed Securities - 16.3%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$577	$587
Ally Auto Receivables Trust Series 2019-1 Class A3, 2.91% 9/15/23	8,935	9,064
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	12,380	12,437
Series 2018-2 Class A, 3.29% 5/15/23	13,920	14,171
American Express Credit Account Master Trust:
Series 2017-3 Class A, 1.77% 11/15/22	12,660	12,593
Series 2017-6 Class A, 2.04% 5/15/23	10,120	10,090
Series 2018-4 Class A, 2.99% 12/15/23	11,070	11,231
Series 2018-6 Class A, 3.06% 2/15/24	10,000	10,177
Series 2019-1 Class A, 2.87% 10/15/24	4,526	4,611
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,487
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,818
Series 2018-A1 Class A1, 2.7% 7/17/23	14,000	14,076
Series 2018-A2 Class A2, 3% 9/15/23	11,170	11,329
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	5,451	5,526
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	9,960	10,136
BMW Vehicle Lease Trust:
Series 2017-2 Class A3, 2.07% 10/20/20	5,965	5,954
Series 2019-1 Class A3, 2.84% 11/22/21	7,687	7,749
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	5,659	5,646
Series 2018-1A Class A3, 3% 11/19/21 (a)	9,302	9,347
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	8,203	8,344
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	11,796	11,834
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,579
Series 2017-A1 Class A1, 2% 1/17/23	12,000	11,957
Series 2017-A4 Class A4, 1.99% 7/17/23	12,165	12,124
Series 2018-A1 Class A1, 3.01% 2/15/24	7,366	7,468
Series 2019-A1 Class A1, 2.84% 12/15/24	14,492	14,724
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	5,947	5,915
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	4,965
Series 2017-4 Class A3, 2.11% 10/17/22	5,039	5,027
Series 2018-2 Class A3, 2.98% 1/17/23	6,019	6,087
Series 2018-4 Class A3, 3.36% 9/15/23	6,648	6,818
Series 2019-1 Class A3, 3.05% 3/15/24	8,974	9,140
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	5,726	5,699
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.7796% 11/15/29 (a)(b)(c)	6,060	6,060
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	5,769	5,811
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	6,980	7,085
Series 2019-1A Class A1, 2.95% 4/15/31 (a)	10,662	10,755
Citibank Credit Card Issuance Trust:
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	14,013
Series 2017-A8 Class A8, 1.86% 8/8/22	15,000	14,928
Series 2018-A1 Class A1, 2.49% 1/20/23	14,396	14,460
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	10,123	10,257
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	9,716	9,746
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	6,754	6,774
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	13,859	13,962
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6798% 3/25/32 (b)(c)	7	7
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.9298% 7/25/34 (b)(c)	261	238
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	4,152	4,144
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	3,384	3,415
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	4,565	4,647
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	10,000	10,040
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,918
Series 2018-A5 Class A5, 3.32% 3/15/24	13,150	13,504
Series 2019-A1 Class A1, 3.04% 7/15/24	10,595	10,814
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	9,856	9,829
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	8,545	8,653
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	640	639
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,843	2,836
Series 2019-1 Class A2, 2.98% 10/22/24 (a)	7,557	7,620
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	6,033	6,009
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,701
Series 2016-B Class A3, 1.33% 10/15/20	1,014	1,013
Series 2017-A Class A3, 1.67% 6/15/21	6,733	6,706
Series 2018-A Class A3, 3.03% 11/15/22	10,989	11,093
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,455
Series 2017-2 Class A1, 2.16% 9/15/22	12,180	12,144
Series 2018-1 Class A1, 2.95% 5/15/23	11,000	11,134
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (a)(b)(c)	31	30
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (a)(b)(c)	11	11
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (a)(b)(c)	19	18
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (a)(b)(c)	7	7
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	6,482	6,548
Series 2019-2 Class A3, 2.67% 3/21/22	3,973	3,999
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (a)	10,579	10,540
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	5,240	5,238
GMF Floorplan Owner Revolving Trust:
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,882
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	10,641	10,787
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 4.1298% 6/25/34 (b)(c)	42	42
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	848	847
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	7,041	7,084
John Deere Owner Trust Series 2018-A Class A3, 2.66% 4/18/22	10,804	10,829
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	13,952	14,122
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	9,711	9,708
Series 2019-A Class A3, 3.1% 11/15/21	6,680	6,745
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.6996% 5/16/22 (a)(b)(c)	10,150	10,156
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	3,181	3,174
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.0598% 9/25/23 (a)(b)(c)	10,508	10,529
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	2,165	2,158
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,137
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (b)(c)	845	849
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	1,655	1,656
Series 2018-2A Class A, 3.35% 10/15/24 (a)	4,742	4,754
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	11,959	11,936
Series 2018-A Class A3, 2.93% 5/20/21 (a)	9,389	9,430
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	2,822	2,816
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	6,553	6,532
Series 2018-2A Class A3 3.325% 8/25/22 (a)	13,026	13,205
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	7,178	7,261
SLM Private Credit Student Loan Trust Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 3.4809% 9/15/33 (b)(c)	34	34
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 3.1609% 12/15/25 (a)(b)(c)	13,966	13,975
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (b)(c)	293	279
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (a)	2,333	2,331
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	5,894	6,100
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	10,784	10,887
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (a)(b)(c)(e)	261	194
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	7,070	7,097
Series 2019-1A Class A, 3.48% 3/15/25 (a)	2,387	2,393
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	2,675	2,667
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	1,622	1,620
Series 2016-2A Class A, 1.68% 5/20/21 (a)	6,217	6,201
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,388
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	12,364	12,330
Series 2018-A Class A1A, 3.23% 4/20/23	12,945	13,192
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	6,448	6,532
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	5,916	5,996
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.9596% 7/17/23 (a)(b)(c)	13,210	13,257
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	9,889	9,929
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	460	459
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	5,914	5,990
TOTAL ASSET-BACKED SECURITIES
(Cost $911,653)		917,001

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 1.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6732% 5/27/35 (a)(b)	1,176	1,179
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	6,215	6,183
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (a)(c)	5,201	5,190
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (a)(b)(c)	6,447	6,445
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (a)(b)(c)	3,865	3,872
Series 2019-2A Class 1A, 0.67% 12/22/69 (a)(f)	12,418	12,418
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (b)(c)	54	54
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (a)(b)(c)	15,000	14,984
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	7	7
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (a)(c)	9,963	9,982

TOTAL PRIVATE SPONSOR		60,314

U.S. Government Agency - 0.8%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.7298% 5/25/45 (b)(c)	11,723	11,687
sequential payer Series 2001-40 Class Z, 6% 8/25/31	257	285
Series 2016-27:
Class HK, 3% 1/25/41	10,553	10,705
Class KG, 3% 1/25/40	5,210	5,315
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.7798% 7/25/46 (b)(c)	13,118	13,123
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	1,256	1,327
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	4,000	3,990

TOTAL U.S. GOVERNMENT AGENCY		46,432

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $107,196)		106,746

Commercial Mortgage Securities - 4.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (b)(h)	36	0
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	3,210	3,180
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)(h)	9,644	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	5,173	5,302
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.3396% 11/15/35 (a)(b)(c)	8,450	8,443
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (a)(b)(c)	5,852	5,858
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.2296% 7/15/32 (a)(b)(c)	9,099	9,094
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 7/15/32 (a)(b)(c)	8,384	8,387
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	3,940	4,038
Series 2016-GC36 Class AAB, 3.368% 2/10/49	5,785	5,974
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,539	8,669
Series 2014-CR18 Class ASB, 3.452% 7/15/47	20,043	20,497
Series 2012-CR4 Class ASB, 2.436% 10/15/45	5,124	5,105
Series 2013-LC6 Class ASB, 2.478% 1/10/46	6,069	6,074
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (a)(b)(c)	12,100	12,100
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	1,699	1,686
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.1896% 7/15/32 (a)(b)(c)	12,462	12,439
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	5,063	5,334
Class A3, 3.482% 1/10/45	6,436	6,564
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	7,670	7,936
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	14,856	15,590
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	8,201	8,279
Series 2017-GS8 Class A1, 2.222% 11/10/50	9,978	9,933
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	13,251	13,240
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	5,174	5,308
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	3,866	3,973
Series 2012-C6 Class A/S, 4.1166% 5/15/45	4,886	5,063
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	12,467	12,711
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	3,009	2,984
Morgan Stanley Capital I Trust floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (a)(b)(c)	9,713	9,713
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (a)(b)(c)	5,777	5,779
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2414% 4/10/46 (a)(b)(c)	8,034	8,124
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	7,065	7,111
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.7896% 6/15/29 (a)(b)(c)	7,734	7,729
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	651	650
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,229	1,222
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.1524% 6/15/46 (a)(b)(c)	8,524	8,525
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,073	1,078
Series 2013-C14 Class ASB, 2.977% 6/15/46	7,552	7,616
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,532
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $276,104)		274,840

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,510)	15,510	15,572

Bank Notes - 3.0%
Capital One NA 2.35% 1/31/20	15,650	15,618
Citibank NA:
2.1% 6/12/20	$15,430	$15,361
2.844% 5/20/22 (b)	12,000	12,032
3.165% 2/19/22 (b)	16,000	16,098
Compass Bank 2.875% 6/29/22	7,875	7,883
Discover Bank 3.1% 6/4/20	5,758	5,776
Huntington National Bank 2.375% 3/10/20	12,000	11,987
KeyBank NA:
2.25% 3/16/20	3,604	3,594
3.3% 2/1/22	3,173	3,242
PNC Bank NA 2.45% 11/5/20	10,000	10,003
Regions Bank 2.75% 4/1/21	11,226	11,224
SunTrust Bank:
2.8% 5/17/22	14,000	14,036
3.502% 8/2/22 (b)	8,508	8,663
Svenska Handelsbanken AB 3.35% 5/24/21	12,125	12,327
Synchrony Bank 3.65% 5/24/21	10,780	10,923
Wells Fargo Bank NA 2.6% 1/15/21	10,000	10,018
TOTAL BANK NOTES
(Cost $168,309)		168,785

Certificates of Deposit - 0.2%
Natexis Banques Populaires New York Branch yankee 2.68% 12/27/19
(Cost $10,000)	10,000	10,009

Commercial Paper - 0.6%
Catholic Health Initiatives:
3.05% 7/17/19	6,000	5,981
3.05% 7/17/19	10,500	10,466
Intesa Funding LLC 3% 8/26/19	15,000	14,895
TOTAL COMMERCIAL PAPER
(Cost $31,329)		31,342
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund 2.41% (i)
(Cost $28,848)	28,842,255	28,848
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.7%
With:
Mizuho Securities U.S.A., Inc. at:
3.17%, dated 3/22/19 due 9/18/19 (Collateralized by Corporate Obligations valued at $21,738,846, 3.55% - 7.33%, 1/16/26 - 8/25/37)	20,317	19,999
3.2%, dated 2/22/19 due 8/21/19 (Collateralized by Corporate Obligations valued at $34,870,273, 2.72% - 7.73%, 1/16/26 - 7/25/36)	32,512	32,000
3.29%, dated 2/1/19 due 8/1/19 (Collateralized by Corporate Obligations valued at $17,472,663, 3.11% - 8.52%, 5/26/31 - 2/25/36)	16,265	16,000
Morgan Stanley & Co., Inc. at:
3.04%, dated 5/6/19 due 8/5/19 (Collateralized by Mortgage Loan Obligations valued at $17,565,045, 0.12% - 9.00%, 7/17/34 - 7/15/2056)(b)(c)(j)	16,123	16,000
3.07%, dated 3/11/19 due 6/11/19 (Collateralized by U.S. Government Obligations valued at $15,048,106, 0.00% - 10.75%, 2/1/23 - 7/15/2056)(b)(c)(j)	14,614	14,500
TOTAL REPURCHASE AGREEMENTS
(Cost $98,500)		98,499
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $5,618,488)		5,657,799
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(35,200)
NET ASSETS - 100%		$5,622,599

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,029,189,000 or 18.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$469
Total	$469

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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